Note 13 - Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13.              COMMITMENTS AND CONTINGENCIES

(a)                Leases

                        The Company leases certain machinery and equipment under capital leases for 2010 and 2011.

                        The Company leases a piece of land in Singapore and certain buildings under non-cancellable operating lease arrangements for terms from 5 to 30 years.

                        Future minimum payments under capital leases and non-cancellable operating leases with initial terms of one year or more consisted of the following as of December 31, 2011:

	Capital Leases	Operating Leases

2012	$ 882	$ 866
2013	173	663
2014	46	430
2015	30	177
2016	4	172
Thereafter	-	2,354

Net minimum lease payments	$ 1,135	$ 4,662

Less: amount representing interest	(57)

Present value of net minimum lease payments	$ 1,078
Less: non-current portion included in other non-current liabilities	(842)
Current portion included in other current liabilities	236

                        Rental expense consisted of the following:

	2009	2010	2011

Rentals under operating leases	$ 1,013	$ 937	$ 911

            The capital lease liabilities are secured by the leased machinery and equipment at cost of $330 and $195 as of December 31, 2010 and 2011, respectively. The accumulated depreciation of these leased assets as of December 31, 2010 and 2011 amounted to $264 and $97, respectively. The depreciation of machinery and equipment under capital leases are included in the depreciation expenses under costs of sales.

            The average discount interest rate implicit in the lease is in the range of 6.58% to 8.78% and 6.5% to 8.73% for 2010 and 2011, respectively.

(b)               As of December 31, 2011, the Company and its subsidiaries had commitments to purchase raw materials totaling $186.6 million to $243 million (23,774 to 30,936 metric tons), from third parties at the prices stipulated in the contracts.

(c)                As of December 31, 2011, Charoong Thai and its subsidiaries had given continuing corporate guarantee of $9.7 million (2010: $12.8 million) in respect of banking facilities extended to two Operating Subsidiaries.

            As of December 31, 2010, two subsidiaries of Charoong Thai had commitments to provide cross guarantees for credit lines of $66.2 million. There was no such commitment as of December 2011.

            As of December 31, 2011, the Company provided a corporate guarantee not exceeding the sum of $26.3 million (2010: $20.5 million) for the bond performance and banking facility of Sigma Cable.

            As of December 31, 2011, there were outstanding bank guarantees of $18 million (2010: $19.8 million) issued by the banks on behalf of Charoong Thai and its subsidiaries in respect of certain performance bonds as required in the normal course of business of the companies.  These guarantees generally expire within 1 year.

(d)               As of December 31, 2011, the Company and its subsidiaries had capital commitment relating to the installation of equipment and acquisition of machinery, totaling $1 million (2010: $0.1 million).

(e)                As of December 31, 2011, the Company and its subsidiaries had commitments in respect of repair and maintenance consulting service with unrelated parties and related parties totaling $0.1 million (2010: $0.2 million) and $3.1 million (2010: $0.2 million) respectively.

(f)                As of December 31, 2011, the Company pledged 112 million shares of Charoong Thai to reserve a $14 million term loan facility and a $8 million trade facilities of CCH HK.

            As of December 31, 2010, SPFO pledged account receivables of $3.9 million against a bank loan.

(g)                As disclosed in note 1, on June 28, 2007 SOF entered into a shareholders’ agreement with the Company and PEWC (the “Shareholders Agreement”). On March 27, 2009, SOF sold 10.2% of the issued and outstanding shares of the Company to PEWC. On July 1, 2011, SOF transferred its remaining 9.8% interest in the Company to COF, which became a party to the Amended Shareholders Agreement, which provides for the following:

Indemnification

The Company must certify to SOF (now became COF) whether or not it is considered a Controlled Foreign Corporation or a Passive Foreign Investment Company as of each fiscal year end. Should this certification be challenged by the taxing authorities and found to be incorrect, the Company must indemnify SOF (now became COF) and its shareholders against interest and penalties that may be imposed and reasonable attorney’s fees incurred.

It is management’s opinion that this indemnification will not result in any adverse material financial consequence to the Company.

Controlled Foreign Corporation is any foreign corporation of which more than 50 percent of either -

(1) The total combined voting power of all classes of stock of the corporation entitled to vote; or

(2) The total value of the stock of the corporation, is owned by United States shareholders on any day during the taxable year of such foreign corporation.

Passive Foreign Investment Company (“PFIC”) has one of the following attributes:

(1) At least 75% of the corporation's income is considered "passive", which is based on investments rather than standard operating business.

(2) At least 50% of the company's assets are investments that produce interest, dividends and/or capital gains.

PFICs include foreign-based mutual funds, partnerships and other pooled investment vehicles that have at least one U.S. shareholder.

Registration Rights

The Company has prepared and filed with the SEC a registration statement on Form F-1 covering the resale of the “Registrable Securities” for an offering to be made on a continuous basis pursuant to Rule 415 of the Securities Act of 1933, which registration statement was declared effective under the Securities Act by the SEC on March 11, 2009, but requires the filing of a post-effective amendment to include the most recent annual audited financial statements, and, from time to time, unaudited financial statements for the six month period then ended.  “Registrable Securities” includes the shares beneficially owned by COF and the 10.2% of the common stock acquired by PEWC from SOF in March 2009.

Subject to the Amended Shareholders’ Agreement, the Company must use its reasonable best efforts to keep such registration statement continuously effective until (i) all Registrable Securities either have been sold or may be sold without volume restrictions pursuant to Rule 144 of the Securities Act of 1933 and (ii) COF receives freely transferable shares from the Company’s transfer agent.

If any such registration statement ceases to remain continuously effective for any reason after the effective date and during any time when the registration statement is required to be effective, or SOF (now became COF) is otherwise not permitted to utilize the prospectus therein to resell such Registrable Securities, in either case, for more than thirty (30) consecutive trading days or more than an aggregate of sixty (60) trading days during any twelve month period (an “ Event ”), then the “Put Right” (as explained in note 1) will become immediately exercisable and will continue until such event has been cured.